Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income (Loss) per Ordinary Share (Detail) - USD ($)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Allocation of net loss		$ (67,486,000)	$ (11,609,000)		$ (55,146,000)	$ (26,749,000)
Social Capital Suvretta Holdings Corp. III [Member]
Numerator:
Allocation of net loss	$ (5,182)	(3,981,025)		$ (2,324,629)
Common Class A [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Numerator:
Allocation of net loss	$ 0	$ (3,200,799)		$ (1,675,346)
Denominator:
Weighted Average Shares Outstanding, Basic	0	25,640,000		15,101,877
Weighted Average Shares Outstanding, Diluted	0	25,640,000		15,101,877
Net loss per ordinary share , Basic	$ 0	$ (0.12)		$ (0.11)
Net loss per ordinary share , Diluted	$ 0	$ (0.12)		$ (0.11)
Class B [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Numerator:
Allocation of net loss	$ (5,182)	$ (780,226)		$ (649,283)
Denominator:
Weighted Average Shares Outstanding, Basic	5,500,000	6,250,000		5,852,751
Weighted Average Shares Outstanding, Diluted	5,500,000	6,250,000		5,852,751
Net loss per ordinary share , Basic	$ 0	$ (0.12)		$ (0.11)
Net loss per ordinary share , Diluted	$ 0	$ (0.12)		$ (0.11)